Prepaid expenses and other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepaid expenses and other assets:
Prepaid expenses	$ 2,629	$ 3,401
Accrued income	948	2,996
Income tax receivable	1,696	1,179
Value-added tax payment	204	38
Other current assets	46	0
Total	5,523	7,614
Other non-current assets:
Financial assets at fair value through profit or loss	437	417
Defined benefit plan	251	30
Long-term prepaid expenses	218	299
Other non-current assets	$ 906	$ 746